Income Taxes - Components of Net Loss (Income) for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S.	$ 7,980	$ 29,013
Non-U.S.	1,801	(390)
Loss before income taxes	$ 9,781	$ 28,623